Description of Business and Basis of Financial Statements (Policies)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying interim consolidated balance sheet as of June 30, 2014, and the interim consolidated statements of operations, comprehensive loss, and cash flows for the six months ended June 30, 2013 and 2014, and the consolidated statements of redeemable convertible preferred stock and stockholders’ (deficit) equity for the six months ended June 30, 2014 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of our financial position as of June 30, 2014, and the results of our operations and cash flows for the six months ended June 30, 2013 and 2014. The financial data and other information disclosed in these notes related to the six months ended June 30, 2013 and 2014 are unaudited. The results for the six months ended June 30, 2014 are not necessarily indicative of results to be expected for the year ending December 31, 2014, any other interim or any future year or period.

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, or GAAP, and include the accounts of Vital Therapies, Inc. and its wholly-owned subsidiaries located in the United Kingdom (currently inactive) and China. All intercompany accounts and transactions have been eliminated in consolidation. We manage our operations as a single segment for the purposes of assessing performance and making operating decisions.

We previously were classified as a “development stage entity” under GAAP and, as such, were required to present inception-to-date information in our statements of operations, comprehensive loss, stockholders’ equity, and cash flows. In June 2014, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update that eliminates the concept of a development stage entity from GAAP and removes the related incremental reporting requirements, which we elected to early adopt. See Note 2 for additional information on this new standard. Accordingly, in contrast to our financial statements included in our final prospectus filed with the Securities and Exchange Commission in April 2014 and our Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2014, the consolidated financial statements contained in this prospectus do not include inception-to-date information.

In March 2012, we executed a 1 for 340 reverse stock split on all outstanding shares of common and junior preferred stock. All share and per share amounts have been retroactively restated to reflect these reverse stock splits.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates and assumptions.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly-liquid investments with original maturities of three months or less when acquired and are stated at cost, which approximates market value.

Restricted Cash

Restricted Cash

Restricted cash relates to amounts reserved for various clinical trial obligations and lease arrangements at June 30, 2014 and December 31, 2013, as well as for certain provisions of the junior preferred stock agreement at December 31, 2012 and 2013, respectively.

Short-term Investments

Short-term Investments

Short-term investments consist of highly liquid investments with an original maturity at the time of purchase of greater than three months and consist of obligations of the U.S. government.

Investments are classified as available-for-sale and stated at fair value. The net unrealized gains or losses on available-for-sale securities are reported as a component of other comprehensive income (loss). The specific identification method is used to compute the realized gains and losses on investments. Investments are periodically reviewed for impairment. If the carrying value of an investment exceeds its fair value and the decline in value is determined to be other-than-temporary, an impairment loss is recognized for the difference.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities. Our Level 1 assets consisted of U.S. treasuries and money market funds for the periods presented. We had no Level 1 liabilities for any period presented.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. We had no Level 2 assets or liabilities for any period presented.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities. Our Level 3 liabilities included preferred stock warrants and future purchase rights liabilities during the periods presented. We had no Level 3 assets in any period presented. We estimated the fair value of the preferred stock warrants and the future purchase rights using a binomial lattice model depending on the underlying attributes of the preferred stock warrants or future purchase rights, as applicable. Upon the completion of our initial public offering, or IPO, in April 2014, the future purchase rights liabilities terminated. See “Future Purchase Rights Liabilities” below.

The carrying value of cash and cash equivalents, restricted cash, other current assets and prepaid expenses, accounts payable, and accrued expenses approximate fair value due to the short period of time to maturity.

The future purchase rights were recorded at their estimated fair value at the date of issuance. The binomial lattice model used in the determination of the estimated fair value of the future purchase rights was based on various assumptions, including the estimated fair value of our senior preferred and common stock. We recorded subsequent adjustments to reflect the increase or decrease in estimated fair value at each reporting date as a gain or loss.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs represent direct costs associated with the issuance of our corporate securities. Direct costs include, but are not limited to, the legal, accounting and printing costs. Indirect costs associated with the issuance of corporate securities are expensed as incurred. The deferred financing costs were offset against the proceeds from our IPO in April 2014.

Property and Equipment, Depreciation and Amortization

Property and Equipment, Depreciation and Amortization

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets (generally three to five years). Leasehold improvements are stated at cost and amortized on a straight-line basis over the lesser of the remaining term of the related lease or the estimated useful lives of the assets. Construction in progress is not depreciated until the underlying asset is placed in service. Repairs and maintenance costs are charged to expense as incurred.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets consist primarily of property and equipment. An impairment loss is recorded if and when events and circumstances indicate that assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amount of those assets. While our current and historical operating losses and negative cash flows are indicators of impairment, we believe that future cash flows to be received support the carrying value of our long-lived assets and, accordingly, have not recognized any impairment losses through June 30, 2014.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

Our junior convertible and senior redeemable convertible preferred stock were classified as mezzanine equity instead of a component of stockholders’ (deficit) equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities, as the preferred stock was conditionally redeemable at the holder’s option or upon certain change in control events that are outside our control, including liquidation, sale, or transfer of control of the company. In conjunction with our IPO in April 2014, all shares of our junior convertible and senior redeemable convertible preferred stock were converted to common stock.

Warrants to Purchase Redeemable Convertible Preferred Stock

Warrants to Purchase Redeemable Convertible Preferred Stock

We classify our preferred stock warrants that are either puttable or that are redeemable as liabilities on the consolidated balance sheets at fair value. At the end of each reporting period, changes in fair value during the period are recorded as a component of other income (expense), net. In February 2012, a final valuation adjustment was recognized for these preferred stock warrants prior to their conversion to common stock warrants in conjunction with the junior preferred stock offering.

Future Purchase Rights Liabilities

Future Purchase Rights Liabilities

In September 2012, we entered into a senior preferred stock purchase agreement (as amended, the “Senior Preferred Purchase Agreement”) that authorized the multi-stage issuance of shares of our senior redeemable convertible preferred stock for $8.00 per share. Pursuant to the Senior Preferred Purchase Agreement, we granted to the investors in the senior preferred stock financing the right, subject to the satisfaction of certain conditions, to purchase additional shares of senior preferred stock for a purchase price of $8.00 per share at multiple subsequent closings in accordance with a schedule provided in the Senior Preferred Purchase Agreement.

Our future purchase rights liabilities are recorded at their estimated fair value on the date of issuance as a discount on the underlying preferred stock and are re-measured to reflect changes in the estimated fair value at each reporting date, with any decrease or increase in the estimated fair value being recorded as other income or expense, respectively. The fair value of these liabilities is estimated using a binomial lattice model that is based on the characteristics of the common and preferred stock on the valuation date, probabilities related to our operations and clinical development, as well as assumptions for volatility, remaining expected life, risk-free interest rate and, in some cases, credit spread. Changes in the fair value of the future purchase rights fluctuate in conjunction with increases or decreases in the fair value of our common stock, and the number of preferred and common shares and future purchase rights outstanding relative to our enterprise value at each reporting date. In April 2014, the remaining future purchase rights terminated upon the conversion of all senior preferred stock to common stock in conjunction with our IPO with the remaining balance of the future purchase rights liabilities recorded as other income in our consolidated statement of operations for the period.

Research and Development

Research and Development

Research and development costs consist primarily of employee-related expenses, costs incurred for clinical trial sites, contractors and contract research organizations engaged in the development of the ELAD System, expenses associated with obtaining regulatory approvals, and the cost of acquiring and manufacturing clinical trial materials. All research and development costs are expensed as incurred.

Stock-based Compensation

Stock-based Compensation

We measure and recognize compensation expense for all stock-based payments made to employees and directors based on estimated fair value, net of an estimated forfeiture rate, and to consultants based on estimated fair value. Currently, our stock-based awards consist only of stock options; however, future grants under our equity compensation plans may consist of shares of restricted stock and restricted stock units. We estimate the fair value of stock options granted using the Black-Scholes-Merton, or BSM, option pricing model, which requires the use of estimates to value employee stock-based compensation at the date of grant.

We recognize stock-based compensation cost for employees and directors on a straight-line basis over the requisite service period of the award. Stock-based compensation expense is recognized only for those awards that are ultimately expected to vest. We estimate forfeitures based on an analysis of our historical employee turnover and will continue to evaluate the appropriateness of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover and other factors. We will revise the forfeiture estimate, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Changes in forfeiture estimates, which have not been material to date, impact compensation cost in the period in which the change in estimate occurs.

The fair value of options granted to consultants is estimated using the BSM option pricing model and is re-measured at each reporting date with changes in fair value recognized as expense in the consolidated statements of operations.

The BSM option pricing model requires the input of highly subjective assumptions, including the risk-free interest rate, the expected dividend yield of our common stock, the expected volatility of the price of our common stock, and the expected term of the option. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, our stock-based compensation expense could be materially different in the future. These assumptions are estimated as follows:

Risk-free Interest Rate

We base the risk-free interest rate assumption on zero-coupon U.S. treasury instruments appropriate for the expected term of the stock option grants.

Expected Dividend Yield

We base the expected dividend yield assumption on the fact that we have never paid cash dividends and have no present intention to pay cash dividends. Consequently, we used an expected dividend yield of zero.

Expected Volatility

The expected stock price volatility for our common stock is estimated based on volatilities of a peer group of similar companies by taking the average historic price volatility for these peers for a period equivalent to the expected term of the stock option grants. The peer group was developed based on companies in the biotechnology industry whose shares are publicly traded. We do not use our average historic price volatility as we have only been a publicly-traded company since April 2014.

Expected Term

The expected term represents the period of time that options are expected to be outstanding. As we do not have sufficient historical experience for determining the expected term of the stock option awards granted we determined the expected life assumption using either the simplified method, which is an average of the contractual term of the option and its ordinary vesting period, or the comparable average expected term utilizing those companies in the peer group noted above, as applicable.

Common Stock Valuation

Due to the absence of a public market trading our common stock prior to the completion of our IPO in April 2014, it is necessary to estimate the fair value of the common stock underlying our stock-based awards when performing fair value calculations using the BSM option pricing model. The fair value of the common stock underlying our stock-based awards was assessed on each grant date by our board of directors. All options to purchase shares of our common stock have been granted with an exercise price per share no less than the fair value per share of our common stock underlying those options on the date of grant.

In the absence of a public trading market for our common stock, we determined the estimated fair value of our common stock using methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants, or AICPA, Audit and Accounting Practice Aid Series: Valuation of Privately Held Company Equity Securities Issued as Compensation, or the AICPA Practice Aid.

Leases

Leases

We lease all of our office space and enter into various other operating lease agreements in conducting our business. At the inception of each lease, we evaluate the lease agreement to determine whether the lease is an operating or capital lease. Some of our lease agreements may contain renewal options, tenant improvement allowances, rent holidays or rent escalation clauses. When such items are included in a lease agreement, we record a deferred rent asset or liability on the consolidated balance sheets equal to the difference between the rent expense and future minimum lease payments due. The rent expense related to operating leases is recognized on a straight-line basis in the statements of operations over the terms of the leases. In cases where our lessor grants to us leasehold improvement allowances that reduce our rent expense, we capitalize the improvements as incurred and recognize deferred rent, which is amortized over the shorter of the lease term or the expected useful life of the improvements.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss has been reflected in the consolidated statements of comprehensive loss and as a separate component of the consolidated statements of redeemable convertible preferred stock and stockholders’ (deficit) equity for all periods presented.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The functional currencies of each our subsidiaries in the United Kingdom (currently inactive) and China is the local currency. Assets and liabilities of the subsidiaries are translated at the rate of exchange at the balance sheet date. Expenses are translated at the average rate of exchange rates in effect during the reporting period. Gains and losses resulting from foreign currency translation are included in accumulated other comprehensive income in the accompanying consolidated balance sheets. Gains and losses resulting from foreign currency transactions are included in the results of operations, which to date, have not been significant.

Income Taxes

Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize net deferred tax assets to the extent we believe these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If management determines that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. As of June 30, 2014 and December 31, 2013, we maintained a full valuation allowance against our entire balance of deferred tax assets.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, management recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. We recognize interest and penalties related to unrecognized tax benefits, if any, within income tax expense and any accrued interest and penalties are included within the related tax liability line.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period, without consideration for common stock equivalents. Excluded from the weighted-average number of shares outstanding are shares that have been issued upon the early exercise of stock options and are subject to future vesting, which was a total of 34,801(unaudited) shares as of June 30, 2014. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method. Common stock equivalents are comprised of redeemable convertible preferred stock, warrants for the purchase of common stock, and options outstanding under our stock option plan. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to our net loss position.

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	As of December 31,		As of June 30,
	2012	2013	2013	2014
			(unaudited)
Redeemable convertible preferred stock	7,019,599	13,713,407	11,313,370	—
Options to purchase common stock	2,336,314	3,098,573	2,672,904	3,174,470
Warrants to purchase common stock	250,646	250,646	250,646	250,646

Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, No. 2014-10, “Development Stage Entities (Topic 915) — Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation,” which eliminates the concept of a development stage entity in its entirety from current accounting guidance and provides for certain amendments to the consolidation guidance in Topic 810 in the Accounting Standards Codification, or ASC. Prior to the issuance of this guidance, we were considered a development stage entity and as a result we included certain inception-to-date disclosures in our financial statements. The guidance related to the elimination of the concept of a development stage entity is effective for public companies for annual reporting periods beginning after December 15, 2014, and interim periods therein. The amendment of the consolidation guidance in Topic 810 is effective for public companies for annual reporting periods beginning after December 15, 2015. Early adoption of the new standard is permitted. We adopted ASU No. 2014-10 during the quarter ended June 30, 2014. As such, all inception-to-date disclosures have been removed from these consolidated financial statements.